SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
SEGMENT INFORMATION
SEGMENT INFORMATION
18.	SEGMENT INFORMATION

Effective with the consummation of the Business Combination, the Board confirmed Craig Gould as Chief Executive Officer (“CEO”) and David Shane as Chief Financial Officer (“CFO). The Company has concluded that its Chief Operating Decision Maker (“CODM”) of the group includes the CEO and CFO of the Company.

Management of the Company has determined that it has one reportable segment, given the common nature of the Company’s operations, products and services, and regulatory environment. The Company provides a platform of brokerage and investment advisory services to independent financial advisors and advisors at other financial services companies from which the Company derives its revenues and incurs expenses. See Note 4 – Revenue from Contracts with Customers.

The CODM regularly reviews net income/(loss) before the provision or benefit for income taxes as presented in the Company’s condensed consolidated statements of operations for purposes of assessing performance and making decisions regarding the allocation of resources. Expenses regularly reviewed by the CODM include those line items reported on the Company’s condensed consolidated statement of operations, the most significant of which includes commissions and fees, employee compensation and benefits and professional fees. See the condensed consolidated statements of operations and Note 2 – Summary of Significant Accounts Policies for additional information about these lines items and the related accounting policies.

25.SEGMENT INFORMATION

Effective with the consummation of the Business Combination, the Board confirmed Craig Gould as Chief Executive Officer (“CEO”) and David Shane as Chief Financial Officer (“CFO). The Company has concluded that its Chief Operating Decision Maker (“CODM”) of the group includes the CEO and CFO of the Company.

Management of the Company has determined that it has one reportable segment, given the common nature of the Company’s operations, products and services, and regulatory environment. The Company provides a platform of brokerage and investment advisory services to independent financial advisors and advisors at other financial services companies from which the Company derives its revenues and incurs expenses. See Note 4 – Revenue from Contracts with Customers.

The CODM regularly reviews net income/(loss) before the provision or benefit for income taxes as presented in the Company’s consolidated statements of operations for purposes of assessing performance and making decisions regarding the allocation of resources. Expenses regularly reviewed by the CODM include those line items reported on the Company’s consolidated statement of operations, the most significant of which includes commissions and fees, employee compensation and benefits and professional fees. See the consolidated statements of operations and Note 3 – Summary of Significant Accounts Policies for additional information about these lines items and the related accounting policies.